Cash Flow Information (Details) - Schedule of supplemental disclosure - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Cash Flow Information
Interest paid, net of capitalized interest of $76,642 (2022), and $115,415 (2021)	$ 256,431	$ 272,070
Income tax (refunded)		(23,040)
Non-cash information
Recognition of operating lease right-of-use assets	94,412
Recognition of operating lease liabilities	$ 94,412